Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 180,142	$ (896,690)	$ 1,047,641
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	294,191	259,554	50,662
Amortization of right-of-use assets			3,167
Loss on disposal of property, plant and equipment			1,413
Accrued interest income from loans, net	(134,261)	(225,665)	(102,418)
Net investment gain	(998,244)	(58,130)	(208,626)
Provision for (reversal of) expected credit losses of receivables and advance to suppliers	344,715	366,736	(2,325)
Provision for obsolete inventories	485		5,559
Deferred income tax	(51,435)	39,747	339,332
Changes in operating assets and liabilities:
Short-term investments – trading securities	1,626,456	(2,612,671)	(1,696,545)
Accounts receivable	(2,982,936)	2,990,258	567,480
Accounts receivable – related party			390,197
Advances to suppliers	(271,328)	(8,175)	472,219
Deferred offering cost			(130,134)
Inventories	79,126	59,802	194,872
Prepaid expenses and other current assets	295,234	65,672	(13,028)
Accounts payable	26,557	(265,203)	(146,642)
Advance from customers	(11,205)	6,640	4,632
Deferred revenue	14,497	(9,389)	(787,062)
Taxes payable	40,552	(281,961)	291,578
Operating lease liabilities			(3,167)
Due to related parties			(584)
Accrued expenses and other current liabilities	11,605	(119,063)	(340,133)
Net cash used in operating activities	(1,535,849)	(688,538)	(61,912)
Cash flows from investing activities
Advance payment for software development		(290,488)	(339,309)
Loans to third parties	(3,918,261)	(2,899,088)	(11,260,542)
Repayment from third-party loans	3,208,696	5,338,780	8,830,933
Prepayment for office renovation			(150,156)
Purchases of property and equipment			(186,499)
Purchases of held-to-maturity investments	(11,600,000)	(18,200,000)	(11,000,000)
Redemption of held-to-maturity investments	9,200,000	7,500,000	7,159,018
Refund of (payment for) deposit for acquisition	1,000,000	(1,010,000)
Net cash used in investing activities	(2,109,565)	(9,560,796)	(6,946,555)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		8,200,000	15,142,902
Net cash provided by financing activities		8,200,000	15,142,902
Effect of exchange rate changes on cash	20,615	(25,405)	(26,058)
Net (decrease) increase in cash	(3,624,799)	(2,074,739)	8,108,377
Cash and cash equivalents at beginning of the year	7,236,798	9,311,537	1,203,160
Cash and cash equivalents at end of the year	3,611,999	7,236,798	9,311,537
Supplemental disclosures of cash flow information:
Cash paid for income taxes		79,138	36,504
Cash paid for interest		51,420	287,706
Non-cash transactions:
Deferred offering cost			1,049,367
Recognition of other receivable upon termination of investment agreement related to short-term investments	$ 6,846,247